Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (511,741)	$ 8,513	$ (490)	$ 577,440
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,876,239)	(126,881)		(1,104,670)
Add back: non-cash compensation expense to transfer of founder shares		62,500		62,500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(11,416)	(3,497)		(9,082)
Short-term prepaid insurance	87,967	(156,000)		(156,000)
Long-term prepaid insurance	29,033	(68,033)		(29,033)
Accounts payable and accrued expenses	2,248,848	18,588
Accrued expenses			490	152,915
Income taxes payable	366,117	24,385		206,393
Net cash used in operating activities	(667,431)	(240,425)		(299,537)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(320,000)	(116,150,000)		(116,150,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	206,393
Cash withdrawn from Trust Account in connection with redemption	82,498,497
Net cash used in investing activities	82,384,890	(116,150,000)		(116,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid		115,000,000		115,000,000
Proceeds from sale of Private Placement Units		2,575,000		2,575,000
Proceeds from promissory note – related party		19,700		19,700
Repayment of promissory note - related party	(19,700)
Proceeds from convertible promissory note - related party	351,488
Payment of offering costs	(96,797)	(596,883)		(623,953)
Redemption of common stock	(82,498,497)
Net cash provided by financing activities	(82,263,506)	116,997,817	25,000	116,970,747
Net Change in Cash	(546,047)	607,392	25,000	521,210
Cash – Beginning of period	546,210	25,000		25,000
Cash – End of period	163	632,392	25,000	546,210
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		328,867	54,510	301,797
Accretion of Class A common stock to redemption value	2,457,120	11,800,337		12,476,505
Excise tax payable attributable to redemption of common stock	824,985	11,800,337
Deferred underwriting fee payable		$ 4,025,000		$ 4,025,000